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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                812-1407
                                  ---------------------------------------------
                              Goldman Sachs Trust II
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               (Exact name of registrant as specified in charter)

                 71 South Wacker Drive, Chicago, Illinois 60606
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   (Address of principal executive offices)                      (Zip code)


                   Caroline Kraus Esq. Goldman Sachs & Co.
                200 West Street, 15th Floor, New York, NY 10282
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:        312-655-4400
                                                    ---------------------------
Date of fiscal year end:  December 31
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Date of reporting period: July 1, 2012 - June 30, 2013
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22781
Reporting Period: 07/01/2012 - 06/30/2013
Goldman Sachs Trust II









================ Goldman Sachs Multi-Manager Alternatives Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Goldman Sachs Trust II
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By (Signature and Title) /s/ James A. McNamara
                         ------------------------------------------------------
                         Principal Executive Officer

Date August 26, 2013
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